INSURANCE CONTRACTS (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Present value of estimated future cash outflows	R$ 448,797,866	R$ 424,040,950
- Acquisition costs	3,909,067	3,391,237
- Claims and other directly attributable expenses	444,888,799	420,649,713
Present value of estimated future cash inflows	(115,208,898)	(122,396,004)
Non-financial risk adjustment	1,713,661	1,832,047
Contract Service Margin	24,695,113	24,414,758
Total remaining coverage of the general model/variable rate model	359,997,742	327,891,751
Non Onerous Contracts [Member]
IfrsStatementLineItems [Line Items]
Present value of estimated future cash outflows	415,934,920	388,031,144
- Acquisition costs	3,789,618	3,318,639
- Claims and other directly attributable expenses	412,145,302	384,712,505
Present value of estimated future cash inflows	(109,275,236)	(115,748,997)
Non-financial risk adjustment	926,022	994,571
Contract Service Margin	24,594,993	23,928,554
Total remaining coverage of the general model/variable rate model	332,180,699	297,205,272
Onerous Contracts [Member]
IfrsStatementLineItems [Line Items]
Present value of estimated future cash outflows	32,862,946	36,009,806
- Acquisition costs	119,449	72,598
- Claims and other directly attributable expenses	32,743,497	35,937,208
Present value of estimated future cash inflows	(5,933,662)	(6,647,007)
Non-financial risk adjustment	787,639	837,476
Contract Service Margin	100,120	486,204
Total remaining coverage of the general model/variable rate model	R$ 27,817,043	R$ 30,686,479